AZL Balanced Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)
1
See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024 .
Shares Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (38.4%):
1,191,880 AZL Mid Cap Index Fund, Class 2 $ 27,806,568
4,170,069 AZL S&P 500 Index Fund, Class 2 92,909,142
1,149,240 AZL Small Cap Stock Index Fund, Class 2 14,376,992
135,092,702

Fixed Income Fund (48.9%):
17,652,654 AZL Enhanced Bond Index Fund 172,113,381
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (12.7%):
2,429,338 AZL International Index Fund, Class 2 $ 44,772,700
Total Affiliated Investment Companies (Cost $274,597,292) 351,978,783
Total Investment Securities
(Cost $274,597,292) — 100.0% 351,978,783
Net other assets (liabilities) — 0.0%
†
(163,029)
Net Assets — 100.0% $ 351,815,754
† Represents less than 0.05%.

AZL DFA Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024 .
Shares Value
Affiliated Investment Companies (100.1%):
Domestic Equity Funds (48.8%):
17,728,737 AZL DFA U.S. Core Equity Fund $ 276,036,442
7,007,886 AZL DFA U.S. Small Cap Fund 74,704,066
350,740,508
1
Fixed Income Fund (39.1%):
28,819,753 AZL Enhanced Bond Index Fund 280,992,590
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (12.2%):
8,176,458 AZL DFA International Core Equity Fund $ 87,569,861
Total Affiliated Investment Companies (Cost $591,911,355) 719,302,959
Total Investment Securities
(Cost $591,911,355) — 100.1% 719,302,959
Net other assets (liabilities) — (0.1)% (599,802)
Net Assets — 100.0% $ 718,703,157

AZL MVP Balanced Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024 .
Shares Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (35.7%):
2,662,482 AZL Mid Cap Index Fund, Class 2 $ 62,115,701
8,523,006 AZL S&P 500 Index Fund, Class 2 189,892,579
2,609,438 AZL Small Cap Stock Index Fund, Class 2 32,644,064
284,652,344
Fixed Income Fund (46.7%):
38,276,424 AZL Enhanced Bond Index Fund 373,195,133
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (12.7%):
5,485,049 AZL International Index Fund, Class 2 $ 101,089,454
Total Affiliated Investment Companies (Cost $689,000,792) 758,936,931
Total Investment Securities
(Cost $689,000,792) — 95.1% 758,936,931
Net other assets (liabilities) — 4.9% 39,430,813
Net Assets — 100.0% $ 798,367,744
Futures Contracts
At March 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/21/24 75 $ 19,906,875 $ 455,432
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/24 180 19,943,438 117,942
$ 573,374

AZL MVP DFA Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024 .
Shares Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (45.7%):
32,113,677 AZL DFA U.S. Core Equity Fund $ 500,009,944
13,742,497 AZL DFA U.S. Small Cap Fund 146,495,021
646,504,965
1
Fixed Income Fund (37.2%):
53,880,731 AZL Enhanced Bond Index Fund 525,337,124
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (12.2%):
16,081,068 AZL DFA International Core Equity Fund $ 172,228,238
Total Affiliated Investment Companies (Cost $1,199,379,691) 1,344,070,327
Total Investment Securities
(Cost $1,199,379,691) — 95.1% 1,344,070,327
Net other assets (liabilities) — 4.9% 69,774,213
Net Assets — 100.0% $ 1,413,844,540
Futures Contracts
At March 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/21/24 159 $ 42,202,575 $ 973,174
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/24 254 28,142,406 166,508
$ 1,139,682

AZL MVP FIAM Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024 .
Shares Value
Affiliated Investment Company (95.0%):
Balanced Funds (95.0%):
21,465,303 AZL Fidelity Institutional Asset Management Multi-
Strategy Fund, Class 2 $ 310,817,583
Total Affiliated Investment Company (Cost $264,549,114) 310,817,583
Total Investment Securities
(Cost $264,549,114) — 95.0% 310,817,583
Net other assets (liabilities) — 5.0% 16,254,563
Net Assets — 100.0% $ 327,072,146
Futures Contracts
At March 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/21/24 24 $ 6,370,200 $ 137,259
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/24 88 9,750,125 53,892
$ 191,151

AZL MVP Global Balanced Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024 .
Shares Value
Common Stocks (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
145,123 Grand Rounds, Inc., Series C(a)(b) $ 133,513
Paper & Forest Products (0.0%
†
):
386,370 Quintis Pty, Ltd.(a)(b) 3
Total Common Stocks (Cost $653,278) 133,516
Private Placements (0.0%
†
):
Household Durables (0.0%
†
):
23,389 Jawbone, 0.00%(a)(b) —
Software (0.0%
†
):
5,547 Lookout, Inc., 0.00%(a)(b) 7,710
63,925 Lookout, Inc., Series F, Preferred Shares, 0.00%(a)
(b) 176,433
184,143
Total Private Placements (Cost $485,378) 184,143
Principal Amount
Convertible Bond (0.0%
†
):
Food Products (0.0%
†
):
$ 400,000 REI Agro, Ltd., Registered Shares, 5.50%,
12/8/19(a)(b)(c) —
Principal Amount Value
Convertible Bond, continued
Food Products, continued
Total Convertible Bond (Cost $—) $ —
Corporate Bonds (0.0%
†
):
Paper & Forest Products (0.0%
†
):
$ 52,331 Quintis Australia Pty, Ltd., 7.50%, 10/1/26, Callable
5/6/24 @ 101.88(a)(b) 11,513
730,672 Quintis Australia Pty, Ltd., 0.00%, 10/1/28, Callable
5/6/24 @ 100(a)(b) —
Total Corporate Bonds (Cost $783,003) 11,513
Shares
Affiliated Investment Companies (95.0%):
Fixed Income Fund (47.1%):
24,259,455 AZL Enhanced Bond Index Fund 236,529,683
International Equity Fund (47.9%):
14,561,167 AZL MSCI Global Equity Index Fund, Class 2 240,841,701
Total Affiliated Investment Companies (Cost $425,224,229) 477,371,384
Total Investment Securities
(Cost $427,145,888) — 95.0% 477,700,556
Net other assets (liabilities) — 5.0% 24,995,914
Net Assets — 100.0% $ 502,696,470
† Represents less than 0.05%.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of March 31, 2024.
(c) Defaulted bond.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At March 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/21/24 47 $ 12,474,975 $ 289,024
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/24 113 12,520,047 73,976
$ 363,000

AZL MVP Growth Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024 .
Shares Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (52.9%):
9,793,483 AZL Mid Cap Index Fund, Class 2 $ 228,481,949
32,738,553 AZL S&P 500 Index Fund, Class 2 729,414,970
9,069,738 AZL Small Cap Stock Index Fund, Class 2 113,462,422
1,071,359,341
1
Fixed Income Fund (23.0%):
47,692,707 AZL Enhanced Bond Index Fund 465,003,893
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (19.1%):
21,014,350 AZL International Index Fund, Class 2 $ 387,294,477
Total Affiliated Investment Companies (Cost $1,461,887,138) 1,923,657,711
Total Investment Securities
(Cost $1,461,887,138) — 95.0% 1,923,657,711
Net other assets (liabilities) — 5.0% 100,265,548
Net Assets — 100.0% $ 2,023,923,259
Futures Contracts
At March 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/21/24 285 $ 75,646,125 $ 1,746,405
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/24 228 25,261,688 149,152
$ 1,895,557

AZL MVP Moderate Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024 .
Shares Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (42.5%):
1,483,415 AZL Mid Cap Index Fund, Class 2 $ 34,608,069
4,849,828 AZL S&P 500 Index Fund, Class 2 108,054,164
1,394,423 AZL Small Cap Stock Index Fund, Class 2 17,444,235
160,106,468
1
Fixed Income Fund (37.5%):
14,462,034 AZL Enhanced Bond Index Fund 141,004,835
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (15.1%):
3,084,234 AZL International Index Fund, Class 2 $ 56,842,427
Total Affiliated Investment Companies (Cost $306,605,032) 357,953,730
Total Investment Securities
(Cost $306,605,032) — 95.1% 357,953,730
Net other assets (liabilities) — 4.9% 18,637,450
Net Assets — 100.0% $ 376,591,180
Futures Contracts
At March 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/21/24 42 $ 11,147,850 $ 258,277
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/24 67 7,423,391 44,404
$ 302,681

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (77.0%):
15,677,058 AZL S&P 500 Index Fund, Class 2 $ 299,118,269
31,177,385 AZL T. Rowe Price Capital Appreciation Fund 554,957,453
854,075,722
1
Shares Value
Affiliated Investment Companies, continued
Fixed Income Fund (18.0%):
21,359,096 AZL Enhanced Bond Index Fund $ 199,921,136
Total Affiliated Investment Companies (Cost $947,369,458) 1,053,996,858
Total Investment Securities
(Cost $947,369,458) — 95.0% 1,053,996,858
Net other assets (liabilities) — 5.0% 55,056,477
Net Assets — 100.0% $ 1,109,053,335
Futures Contracts
At September 30, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/15/23 152 $ 32,873,800 $ (1,384,054)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/23 205 22,152,813 (416,368)
$ (1,800,422)

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUND TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024 (Unaudited)

1. Related Party Transactions
Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At March
31, 2024, the following investments in underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments.
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/24
Shares
as of
03/31/24
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund $ 173,548,020 $  1,012,818 $ (1,211,622) $  (227,507) $  (1,008,328) $ 172,113,381 17,652,654
AZL International Index Fund,
Class 2 43,789,066 — (1,450,705) 343,896 2,090,443 44,772,700 2,429,338
AZL Mid Cap Index Fund, Class 2 26,067,425 5,545 (796,031) 132,457 2,397,172 27,806,568 1,191,880
AZL S&P 500 Index Fund, Class 2 90,517,098 — (6,655,664) 1,336,771 7,710,937 92,909,142 4,170,069
AZL Small Cap Stock Index Fund,
Class 2 13,921,104 171,372 (31,118) 1,945 313,689 14,376,992 1,149,240
$ 347,842,713 $  1,189,735 $ (10,145,140) $  1,587,562 $  11,503,913
$ 351,978,783
26,593,181
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/24
Shares
as of
03/31/24
AZL DFA Multi-Strategy Fund
AZL DFA International Core Equity
Fund $ 87,850,444 $  — $ (3,906,112) $  182,715 $  3,442,814 $ 87,569,861 8,176,458
AZL DFA U.S. Core Equity Fund 274,015,735 — (23,433,805) 4,401,132 21,053,380 276,036,442 17,728,737
AZL DFA U.S. Small Cap Fund 72,497,188 — (880,226) 22,504 3,064,600 74,704,066 7,007,886
AZL Enhanced Bond Index Fund 284,522,638 48,474 (1,546,678) 34,358 (2,066,202) 280,992,590 28,819,753
$ 718,886,005 $  48,474 $ (29,766,821) $  4,640,709 $  25,494,592
$ 719,302,959
61,732,834
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/24
Shares
as of
03/31/24
AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund $ 379,598,130 $ — $ (3,691,430) $ (467,564) $ (2,244,003) $ 373,195,133 38,276,424
AZL International Index Fund,
Class 2 100,669,805 — (5,117,472) 1,161,965 4,375,156 101,089,454 5,485,049
AZL Mid Cap Index Fund, Class 2 59,781,515 — (3,410,570) 639,979 5,104,777 62,115,701 2,662,482
AZL S&P 500 Index Fund, Class 2 188,108,697 — (16,902,368) 8,534,449 10,151,801 189,892,579 8,523,006
AZL Small Cap Stock Index Fund,
Class 2 31,988,605 — (47,485) 4,933 698,011 32,644,064 2,609,438
$ 760,146,752 $ — $ (29,169,325) $ 9,873,762 $ 18,085,742
$ 758,936,931
57,556,399
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/24
Shares
as of
03/31/24
AZL MVP DFA Multi-Strategy Fund
AZL DFA International Core Equity
Fund $ 172,336,936 $ — $ (7,244,024) $ 388,443 $ 6,746,883 $ 172,228,238 16,081,068
AZL DFA U.S. Core Equity Fund 496,376,149 — (42,490,945) 6,799,223 39,325,517 500,009,944 32,113,677
AZL DFA U.S. Small Cap Fund 142,122,745 — (1,702,961) 125,203 5,950,034 146,495,021 13,742,497
AZL Enhanced Bond Index Fund 533,362,197 — (4,210,096) 8,651 (3,823,628) 525,337,124 53,880,731
$ 1,344,198,027 $ — $ (55,648,026) $ 7,321,520 $ 48,198,806
$ 1,344,070,327
115,817,973

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUND TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024 (Unaudited)

Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/24
Shares
as of
03/31/24
AZL MVP FIAM Multi-Strategy Fund
AZL Fidelity Institutional Asset
Management Multi-Strategy
Fund, Class 2 $ 315,196,873 $ 195,630 $ (17,944,457) $ 1,926,528 $ 11,443,009 $ 310,817,583 21,465,303
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/24
Shares
as of
03/31/24
AZL MVP Global Balanced Index Strategy
Fund
AZL Enhanced Bond Index Fund $ 240,085,173 $ — $ (1,843,018) $ (275,320) $ (1,437,152) $ 236,529,683 24,259,455
AZL MSCI Global Equity Index Fund,
Class 2 240,613,096 — (20,114,977) 3,320,732 17,022 ,850 240,841,701 14,561,167
$ 480,698,269 $ — $ (21,957,995) $ 3,045,412 $ 15,585,698
$ 477,371,384
38,820,622
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/24
Shares
as of
03/31/24
AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund $ 468,336,555 $ 5,810 $ — $ — $ (3,338,472) $ 465,003,893 47,692,707
AZL International Index Fund,
Class 2 383,949,980 — (17,799,109) 3,267,713 17,875,893 387,294,477 21,014,350
AZL Mid Cap Index Fund, Class 2 221,180,974 — (13,855,861) 1,599,761 19,557,075 228,481,949 9,793,483
AZL S&P 500 Index Fund, Class 2 716,180,551 — (58,173,202) 12,102,653 59,304,968 729,414,970 32,738,553
AZL Small Cap Stock Index Fund,
Class 2 111,350,115 — (325,525) (17,321) 2,455,153 113,462,422 9,069,738
$ 1,900,998,175 $ 5,810 $ (90,153,697) $ 16,952,806 $ 95,854,617
$ 1,923,657,711
120,308,831
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/24
Shares
as of
03/31/24
AZL MVP Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund $ 143,722,342 $ — $ (1,690,953) $ (250,680) $ (775,874) $ 141,004,835 14,462,034
AZL International Index Fund,
Class 2 57,364,131 — (3,653,748) 781,780 2,350,264 56,842,427 3,084,234
AZL Mid Cap Index Fund, Class 2 34,145,133 — (2,760,964) 349,319 2,874,581 34,608,069 1,483,415
AZL S&P 500 Index Fund, Class 2 108,346,748 — (10,974,402) 2,290,813 8,391,005 108,054,164 4,849,828
AZL Small Cap Stock Index Fund,
Class 2 17,104,528 — (35,585) (1,119) 376,411 17,444,235 1,394,423
$ 360,682,882 $ — $ (19,115,652) $ 3,170,113 $ 13,216,387
$ 357,953,730
25,273,934
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/24
Shares
as of
03/31/24
AZL MVP T. Rowe Capital Appreciation Plus
Fund
AZL Enhanced Bond Index Fund $ 208,826,331 $ 328,014 $ (1,250,617) $ (288,694) $ (1,199,677) $ 206,415,357 21,170,806
AZL S&P 500 Index Fund, Class 2 313,370,744 — (25,537,898) 5,513,719 25,994,926 319,341,491 14,333,101
AZL T. Rowe Price Capital
Appreciation Fund 580,753,144 — (20,304,136) 334,756 28,497,401 589,281,165 34,200,880
$ 1,102,950,219 $ 328,014 $ (47,092,651) $ 5,559,781 $ 53,292,650
$ 1,115,038,013
69,704,787

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUND TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024 (Unaudited)

2. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2024 are identified below.
AZL MVP Global Balanced Index Strategy Fund
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Grand Rounds, Inc., Series C 3/31/15 $ 399,608 145,123 $ 133 , 513 0.03%
Jawbone 1/24/17 – 23 , 389 – 0.00%
Lookout, Inc., Series F, Preferred Shares 9/19/14 481,99 4 63,925 176,433 0.04%
Lookout, Inc. 3/4/15 3,384 5,547 7,710 0.00%
Quintis Australia Pty, Ltd., 7.50%, 10/1/26, Callable 5/6/24 @ 101.88 10/25/18 52,331 52,331 11 , 513 0.00%
Quintis Australia Pty, Ltd., 10/1/28, Callable 5/6/24 @ 100 10/25/18 730,672 730,672 – 0.00%
Quintis Pty, Ltd. 10/25/18 253 , 6 70 386,370 3 0.00%
REI Agro, Ltd., Registered Shares, 5.50%,12/8/19 2/7/12 – 400,000 – 0.00%
(a) Acquisition date represents the initial purchase date of the security.